LOANS PAYABLE — RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Loans Payable Related Parties
SCHEDULE OF LOANS FROM RELATED PARTIES

Loans from related parties as of December 31, 2023 and 2022 consist of the following:

	As of December 31,
	2023	2022
Other loans payable to related parties, current	4,907,181	2,932,090
Other loans payable to related parties, non-current	1,820	1,729
Total loans payable to related parties	$4,909,001	$2,933,819